Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2025
Capital adequacy [Abstract]
Schedule of capital adequacy
Capital Adequacy Analysis

	December 31, 2025	December 31, 2024
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	23.1	22.2
Tier 1 capital ratio	23.1	22.2
Total capital ratio	23.1	22.2
1    Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds – adjusting items and Minimum capital requirements exclusive of buffers.

	December 31, 2025		December 31, 2024
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	7,993	8.0	8,437	8.0
of which Tier 1 requirement of 6 percent	5,995	6.0	6,328	6.0
of which minimum requirement of 4.5 percent	4,496	4.5	4,746	4.5
Pillar 2 capital requirements[3]	3,007	3.0	3,871	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	12,123	12.1	11,106	10.5
Capital buffer requirements	4,072	4.1	4,317	4.1
of which Capital conservation buffer	2,498	2.5	2,637	2.5
of which Countercyclical buffer	1,574	1.6	1,680	1.6
Pillar 2 guidance[5]	999	1.0	1,582	1.5
Total risk-based capital requirement including Pillar 2 guidance	16,071	16.1	18,207	17.3
1 Expressed as a percentage of total risk exposure amount.
2 The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on
prudential requirements for credit institutions and investment firm).

3 Individual Pillar 2 requirement of 3.01 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA SREP.
4 Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital, that is 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.01 percent).

5 On September 30, 2025, the Swedish FSA notified SEK, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.00 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

Schedule of leverage ratio

	December 31, 2025	December 31, 2024
Leverage ratio[1]	Skr mn	Skr mn
On-balance exposures	236,953	234,139
Off-balance exposures	7,161	8,775
Total exposure measure	244,114	242,914
Leverage ratio[2]	9.5%	9.6%
1 The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized. 2 Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	December 31, 2025		December 31, 2024
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,323	3.0	7,288	3.0
Pillar 2 guidance[2]	366	0.2	365	0.2
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	7,689	3.2	7,653	3.2
1 Expressed as a percentage of total exposure amount.
2 On September 30, 2025, the Swedish FSA notified SEK, within the latest SREP, that SEK should hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Schedule of own funds
Own funds — adjusting items

	Parent Company
Skr mn	December 31, 2025	December 31, 2024
Share capital[1]	3,990	3,990
Retained earnings	18,468	18,413
Accumulated other comprehensive income and other reserves	456	241
Independently reviewed profit net of any foreseeable charge or dividend	703	1,255
Common equity Tier 1 (CET1) capital before regulatory adjustments	23,617	23,899
Additional value adjustments due to prudent valuations	-83	-84
Intangible assets	-22	-22
Fair value reserves related to gains or losses on cash flow hedges	—	3
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	-229	-217
IRB shortfall of credit risk adjustments to expected losses	-144	-180
Insufficient coverage for non-performing exposures	-15	-2
Total regulatory adjustments to Common Equity Tier 1 capital	-493	-502
Total Common Equity Tier 1 capital	23,124	23,397
Total own funds	23,124	23,397
1 For a detailed description of the instruments constituting share capital, see Note 22.

Schedule of minimum capital requirements exclusive of buffers
Minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2025			December 31, 2024
Skr mn	EAD[1]	Risk exposure amount	Min. capital requirement	EAD[1]	Risk exposure amount	Min. capital requirement
Credit risk, standardized approach
Corporates	5,829	5,770	462	5,532	5,528	442
Equity exposures	—	—	—	20	30	2
Default exposures	0	0	0	6	6	1
Total credit risk, standardized approach	5,829	5,770	462	5,558	5,564	445
Credit risk, IRB approach
Central governments	233,305	9,487	759	211,834	9,159	733
Financial institutions[2]	32,236	6,493	519	34,067	6,153	492
Corporates[3]	149,636	69,128	5,530	147,820	75,541	6,043
Non-credit-obligation assets	201	201	16	213	213	17
Total credit risk, IRB approach	415,378	85,310	6,825	393,934	91,066	7,285
Credit valuation adjustment risk	n.a.	1,882	151	n.a.	1,936	154
Foreign exchange risk	n.a.	2,494	200	n.a.	1,498	120
Commodity risk	n.a.	4	0	n.a.	7	1
Operational risk	n.a.	4,452	356	n.a.	5,395	432
Total	421,207	99,912	7,994	399,492	105,465	8,437
1 Exposure at default (EAD) shows the size of the outstanding exposure at default.
2 Of which counterparty risk in derivative contracts: EAD Skr 5,145 million (year-end 2024: Skr 5,899 million), Risk exposure amount of Skr 1,059 million (year-end 2024: Skr 1,513 million) and Capital requirement of Skr 85 million (year-end 2024: Skr 121 million).
3 Of which related to Specialized lending: EAD Skr 8,258 million (year-end 2024 Skr 7,322 million), Risk exposure amount of Skr 8,473 million (year-end 2024: Skr 5,019 million) and Capital requirement of Skr 678 million (year-end 2024: Skr 402 million).

Schedule of credit risk by PD grade

	December 31, 2025					December 31, 2024
	AAA to AA-	A+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	AAA to AA-	A+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D
Skr mn	0.003%-0.010%	0.020%–0.060%	0.100%–0.270%	0.450%–7.690%	38.280%–100.000%	0.003%-0.010%	0.020%–0.060%	0.100%–0.270%	0.450%–7.690%	38.280%–100.000%
Central governments
EAD	229,172	4,125	—	7	—	209,730	2,091	—	12	—
Average PD in %	0.003	0.04	—	0.70	—	0.003	0.06	—	1.20	100.00
Average LGD in %	45.0	45.0	—	45.0	—	45.0	45.0	—	45.0	45.0
Average risk weight in %	3.8	16.4	—	82.5	—	4.1	22.8	—	105.2	—

	December 31, 2025					December 31, 2024
	AAA to AA-	A+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	AAA to AA-	A+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D
Skr mn	0.003%-0.032%	0.050%–0.060%	0.150%–0.350%	0.500%–11.430%	35.290%–100.000%	0.010%-0.040%	0.060%–0.110%	0.160%–0.320%	0.500%–8.270%	28.910%–100.000%
Financial institutions
EAD	17,093	11,298	873	22	—	14,245	18,777	995	50	—
Average PD in %	0.03	0.05	0.35	0.79	—	0.03	0.05	0.33	1.18	—
Average LGD in %	27.6	36.3	45.0	45.0	—	34.8	29.4	45.0	45.0	—
Average risk weight in %	16.4	22.3	77.4	109.0	—	15.0	16.8	80.0	130.0	—
Corporates
EAD	6,143	24,362	78,997	30,530	1,345	4,423	27,693	75,379	32,193	809
Average PD in %	0.03	0.06	0.21	0.86	61.10	0.03	0.06	0.21	0.81	45.50
Average LGD in %	40.0	40.0	40.0	40.0	40.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	17.5	18.7	38.8	74.0	131.3	11.8	19.8	46.1	86.9	219.4

Schedule of liquidity coverage

Skr bn, 12 month average	Dec 31, 2025	Dec 31, 2024
Total liquid assets	59.1	64.1
Net liquidity outflows[1]	10.3	14.9
Liquidity outflows	22.9	26.0
Liquidity inflows	13.2	11.2
Liquidity Coverage Ratio	660%	518%
1    Net liquidity outflows is calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows is calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Schedule of net stable funding

Skr bn	Dec 31, 2025	Dec 31, 2024
Available stable funding	244.3	272.5
Required stable funding	202.8	211.0
Net Stable Funding Ratio	120%	129%